UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22870

Stone Ridge Trust II
(Exact name of registrant as specified in charter)

405 Lexington Avenue, 55th Floor
New York, NY 10174
(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC
405 Lexington Avenue, 55th Floor
New York, NY 10174
(Name and address of agent for service)

Registrant's telephone number, including area code: 855-609-3680

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2013 – June 30, 2014

Item 1. Proxy Voting Record.

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stone Ridge Trust II

By (Signature and Title)* /s/ Ross Stevens
   Ross Stevens
   President

Date  8/18/2014

* Print the name and title of each signing officer under his or her signature.